PMC Diversified Equity Fund
Schedule of Investments
May 31, 2022 (Unaudited)

		Shares	Value
COMMON STOCKS - 96.52%
Accommodation - 0.13%
GreenTree Hospitality Group Ltd. - ADR		1,760	$7,550
Huazhu Group Ltd. - ADR		1,461	47,483
InterContinental Hotels Group PLC - ADR		4,949	312,331
MGM Resorts International		21,861	764,479
Red Rock Resorts, Inc. (c)		3,805	147,368
Vail Resorts, Inc.		193	48,677
			1,327,888
Administration of Housing Programs, Urban Planning, and Community Development - 0.04%
Ferrovial SA - ADR (a)		17,480	452,023
Administration of Human Resource Programs - 0.01%
Hailiang Education Group, Inc. - ADR (a)		4,740	64,369
Administrative and Support Services - 1.54%
9F, Inc. - ADR (a)		28,478	23,939
ABM Industries, Inc.		6,173	298,465
Alibaba Group Holding Ltd. - ADR (a)		23,814	2,287,334
AMN Healthcare Services, Inc. (a)(c)		3,103	300,681
AMTD IDEA Group - ADR (a)		21,946	30,724
ASGN, Inc. (a)		2,866	272,929
Atlas Copco AB - Class A - ADR		3,888	43,507
Atlas Copco AB - Class B - ADR (c)		55,420	538,128
Bilibili, Inc. - ADR (a)(c)		3,228	72,146
Broadridge Financial Solutions, Inc.		1,949	284,983
Cloudflare, Inc. - Class A (a)		6,604	369,824
Coinbase Global, Inc. (a)(c)		6,773	528,971
Criteo SA - ADR (a)		26,893	697,067
Deutsche Post AG - ADR		25,308	1,050,029
Evolent Health, Inc. - Class A (a)		5,742	161,522
Expedia Group, Inc. (a)(c)		3,599	465,459
Fortum OYJ - ADR		6,906	25,621
Genetron Holdings Ltd. - ADR (a)		2,414	3,355
Global Payments, Inc.		5,123	671,318
HeadHunter Group PLC - ADR (e)		3,254	48,908
Hillenbrand, Inc. (c)		7,163	299,700
Jiayin Group, Inc. - ADR (a)		13,136	23,251
Kforce, Inc.		8,370	549,742
Korn Ferry		4,817	296,053
Live Nation Entertainment, Inc. (a)(c)		6,509	618,680
loanDepot, Inc.		22,275	60,811
ManpowerGroup, Inc.		5,688	509,702
nCino, Inc. (a)(c)		4,201	137,247
Nordea Bank Abp - ADR		50,732	517,466
PayPal Holdings, Inc. (a)		9,028	769,276
Robert Half International, Inc. (c)		7,316	659,537
ROBLOX Corp. (a)(c)		13,384	400,717
Secom Co. Ltd. - ADR		52,764	866,913
Sprout Social, Inc. (a)		3,390	172,653
Teleperformance - ADR		912	151,565
Telia Co. AB - ADR		80,064	650,920
TrueBlue, Inc. (a)		12,809	282,054
TTEC Holdings, Inc.		3,223	217,359
Tuniu Corp. - ADR (a)(c)		13,367	7,618
Upstart Holdings, Inc. (a)(c)		2,133	107,503
			15,473,677
Air Transportation - 0.09%
Air France-KLM - ADR (a)		9,815	35,236
Atlas Air Worldwide Holdings, Inc. (a)(c)		4,001	278,910
Cathay Pacific Airways Ltd. - ADR (a)		67,078	344,780
Controladora Vuela Cia de Aviacion SAB de CV - ADR (a)		8,674	135,141
Southwest Airlines Co. (a)		2,252	103,277
			897,344
Ambulatory Health Care Services - 0.61%
Acadia Healthcare Co., Inc. (a)(c)		4,520	321,689
Accolade, Inc. (a)		7,626	48,959
Aesthetic Medical International Holdings Group Ltd. - ADR (a)		1,724	3,189
Apollo Medical Holdings, Inc. (a)(c)		2,586	97,078
CareDx, Inc. (a)(c)		3,595	90,414
DBV Technologies SA - ADR (a)		8,584	12,962
Laboratory Corp. of America Holdings		4,777	1,178,581
Molina Healthcare, Inc. (a)		2,292	665,184
Option Care Health, Inc. (a)(c)		8,677	263,434
Premier, Inc.		7,618	284,989
Progyny, Inc. (a)(c)		3,341	105,609
Quest Diagnostics, Inc.		11,842	1,669,960
Signify Health, Inc. (a)		18,437	251,296
Sonic Healthcare Ltd. - ADR		41,730	1,116,695
			6,110,039
Animal Production and Aquaculture - 0.05%
Cresud SACIF y A - ADR (a)		46,245	324,177
Mowi ASA - ADR		5,848	152,808
			476,985
Apparel Manufacturing - 0.21%
ANTA Sports Products Ltd. - ADR (c)		1,423	401,286
HUGO BOSS AG - ADR		34,542	368,736
Lululemon Athletica, Inc. (a)(c)		2,969	868,997
VF Corp. (c)		9,477	478,209
			2,117,228
Beverage and Tobacco Product Manufacturing - 1.76%
Altria Group, Inc.		46,119	2,494,577
Coca-Cola Co.		18,793	1,191,100
Coca-Cola Consolidated, Inc. (c)		599	338,417
Coca-Cola Femsa SAB de CV - ADR		11,731	699,754
Diageo PLC - ADR		13,216	2,470,995
Embotelladora Andina SA - Class A - ADR		5,773	60,501
Embotelladora Andina SA - Class B - ADR		4,613	53,050
Japan Tobacco, Inc. - ADR		196,970	1,788,488
Keurig Dr Pepper, Inc.		24,851	863,324
Kirin Holdings Co. Ltd. - ADR		48,116	744,836
Molson Coors Brewing Co. - Class B (c)		8,201	457,944
PepsiCo, Inc.		12,509	2,098,385
Philip Morris International, Inc.		25,803	2,741,568
Swedish Match AB - ADR		94,269	970,971
Treasury Wine Estates Ltd. - ADR		39,453	336,731
Vector Group Ltd.		29,500	363,145
			17,673,786
Broadcasting (except Internet) - 1.13%
Comcast Corp. - Class A		53,913	2,387,268
DISH Network Corp. - Class A (a)(c)		20,023	457,125
Fox Corp. - Class A		42,477	1,508,358
Fox Corp. - Class B		48,083	1,572,794
Grupo Televisa SAB - ADR		18,780	191,744
Liberty Media Corp-Liberty SiriusXM - Class A (a)(c)		8,491	350,763
Liberty Media Corp-Liberty SiriusXM - Class C (a)		12,051	495,296
Nexstar Media Group, Inc. - Class A (c)		3,535	619,403
Paramount Global - Class A (c)		20,875	769,453
Paramount Global - Class B (c)		36,247	1,244,360
ProSiebenSat.1 Media SE - ADR (c)		52,148	138,192
Sirius XM Holdings, Inc. (c)		95,665	612,256
Warner Bros Discovery, Inc. (a)		40,542	748,000
WideOpenWest, Inc. (a)		10,933	240,307
			11,335,319
Building Material and Garden Equipment and Supplies Dealers - 0.75%
Home Depot, Inc.		11,481	3,475,873
Lowe's Companies, Inc.		13,903	2,715,256
Snap-on, Inc. (c)		5,897	1,308,426
			7,499,555
Chemical Manufacturing - 8.40%
AbbVie, Inc.		14,792	2,179,897
Air Liquide SA - ADR		7,229	252,364
Albemarle Corp.		478	124,481
Alkermes PLC (a)(b)		13,203	394,110
Arkema SA - ADR		8,071	980,465
Asahi Kasei Corp. - ADR		11,172	180,316
Astellas Pharma, Inc. - ADR		77,997	1,240,932
AstraZeneca PLC - ADR		50,280	3,342,614
Bayer AG - ADR		123,350	2,198,097
Bicycle Therapeutics PLC - ADR (a)		1,906	30,477
Biogen, Inc. (a)		3,009	601,800
BioLine RX Ltd. - ADR (a)(c)		19,489	30,403
Biondvax Pharmaceuticals Ltd. - ADR (a)(c)		163,423	218,987
Bio-Techne Corp.		1,298	479,910
Bristol-Myers Squibb Co.		33,325	2,514,371
Celanese Corp.		2,499	391,143
Cellectis SA - ADR (a)		9,406	34,050
CF Industries Holdings, Inc.		11,769	1,162,424
Chugai Pharmaceutical Co. Ltd. - ADR		60,969	825,520
Clinuvel Pharmaceuticals Ltd. - ADR		7,501	85,976
Corcept Therapeutics, Inc. (a)(c)		7,399	154,195
CSL Ltd. - ADR		3,583	348,626
Daiichi Sankyo Co. Ltd. - ADR		44,545	1,179,552
Danimer Scientific, Inc. (a)(c)		23,969	105,224
Dow, Inc. (c)		9,575	650,909
Dr Reddy's Laboratories Ltd. - ADR		5,813	321,750
DuPont de Nemours, Inc.		19,320	1,310,861
Editas Medicine, Inc. (a)		3,930	44,763
Eisai Co. Ltd. - ADR (c)		10,902	447,680
Eli Lilly & Co.		9,710	3,043,502
Emergent BioSolutions, Inc. (a)(c)		3,458	113,976
Fate Therapeutics, Inc. (a)		2,116	48,880
Gilead Sciences, Inc.		27,602	1,789,990
GlaxoSmithKline PLC - ADR		80,744	3,544,661
H Lundbeck A/S - ADR		7,039	174,567
Halozyme Therapeutics, Inc. (a)(c)		6,386	293,628
Harmony Biosciences Holdings, Inc. (a)(c)		5,843	254,755
Horizon Therapeutics PLC (a)(b)		5,493	492,667
Hypera SA - ADR		18,136	145,995
Incitec Pivot Ltd. - ADR (c)		37,689	94,991
Innoviva, Inc. (a)(c)		17,143	260,059
Inter Parfums, Inc.		2,269	167,452
Ipsen SA - ADR		20,384	502,262
Ironwood Pharmaceuticals, Inc. (a)(c)		28,195	317,758
JSR Corp. - ADR		937	29,366
Kao Corp. - ADR		83,783	668,588
Kazia Therapeutics Ltd. - ADR (a)		26,411	152,920
Kose Corp. - ADR		30,579	552,027
Kuraray Co. Ltd. - ADR		1,447	36,233
Linde PLC (b)		3,037	986,053
LyondellBasell Industries NV - Class A (b)		9,150	1,045,388
Maravai LifeSciences Holdings, Inc. - Class A (a)		6,833	212,848
Merck & Co., Inc.		37,654	3,465,298
Merck KGaA - ADR		34,616	1,305,716
Meridian Bioscience, Inc. (a)		5,981	164,478
Moderna, Inc. (a)		10,909	1,585,405
Mosaic Co. (c)		11,667	730,938
Myriad Genetics, Inc. (a)(c)		6,464	124,367
Neurocrine Biosciences, Inc. (a)		4,038	377,513
Novartis AG - ADR		76,337	6,942,086
Novo Nordisk A/S - ADR		57,045	6,297,767
Novozymes A/S - ADR		6,850	435,009
Nu Skin Enterprises, Inc. - Class A		3,322	154,971
Olin Corp.		7,026	462,241
Ono Pharmaceutical Co. Ltd. - ADR		118,074	1,038,107
OPKO Health, Inc. (a)(c)		50,152	150,456
Otsuka Holdings Co. Ltd. - ADR		45,063	749,848
Pfizer, Inc.		91,608	4,858,887
Prestige Consumer Healthcare, Inc. (a)		6,616	369,305
Procter & Gamble Co.		17,216	2,545,903
Quidelortho Corp. (a)(c)		1,823	173,240
Regeneron Pharmaceuticals, Inc. (a)		3,845	2,555,925
REGENXBIO, Inc. (a)		4,862	102,296
Sanofi - ADR		45,918	2,445,134
Santen Pharmaceutical Co. Ltd. - ADR		19,039	152,788
Shin-Etsu Chemical Co. Ltd. - ADR		66,206	2,348,328
Shionogi & Co Ltd. - ADR		66,007	876,573
Sumitomo Chemical Co. Ltd. - ADR		24,198	498,237
Supernus Pharmaceuticals, Inc. (a)(c)		10,658	297,038
Sysmex Corp. - ADR		21,226	710,010
Takeda Pharmaceutical Co. Ltd. - ADR		88,094	1,269,435
Teva Pharmaceutical Industries Ltd. - ADR (a)		37,611	342,260
TG Therapeutics, Inc. (a)(c)		4,882	21,578
Trinity Biotech PLC - ADR (a)		98,067	138,274
Twist Bioscience Corp. (a)(c)		3,295	112,162
United Therapeutics Corp. (a)		1,527	351,729
Veracyte, Inc. (a)		12,742	224,004
Vertex Pharmaceuticals, Inc. (a)		1,304	350,320
Viatris, Inc.		7,029	86,246
West Pharmaceutical Services, Inc.		4,695	1,457,234
Westlake Corp.		2,001	264,352
XTL Biopharmaceuticals Ltd. - ADR (a)		5,461	9,748
Yara International ASA - ADR		31,901	830,383
Zoetis, Inc.		1,509	257,933
			84,393,985
Clothing and Clothing Accessories Stores - 0.57%
Abercrombie & Fitch Co. - Class A (a)(c)		12,320	251,821
Academy Sports & Outdoors, Inc.		9,790	328,063
American Eagle Outfitters, Inc. (c)		11,404	138,102
ASOS PLC - ADR (a)		493	9,643
Bath & Body Works, Inc. (c)		23,608	968,400
Buckle, Inc. (c)		8,625	283,418
Burberry Group PLC - ADR		1,038	22,348
Foot Locker, Inc. (c)		7,403	244,151
Genesco, Inc. (a)(c)		5,209	293,318
H & M Hennes & Mauritz AB - ADR		49,470	133,569
KKR & Co, Inc. (c)		13,697	750,733
Pandora A/S - ADR (c)		40,057	809,151
PRADA SpA - ADR		3,428	42,713
Scholastic Corp.		4,177	156,763
Signet Jewelers Ltd. (b)		3,655	217,838
TJX Cos., Inc.		13,705	871,227
Zumiez, Inc. (a)(c)		7,340	240,825
			5,762,083
Computer and Electronic Product Manufacturing - 13.38%
ABIOMED, Inc. (a)(c)		26	6,856
ADTRAN, Inc.		577	10,692
Advanced Micro Devices, Inc. (a)		20,368	2,074,684
Advantest Corp. - ADR (c)		16,185	1,118,545
Agilent Technologies, Inc.		7,973	1,017,036
Allegro MicroSystems, Inc. (a)		9,902	254,977
Alphabet, Inc. - Class A (a)		3,326	7,567,448
Alphabet, Inc. - Class C (a)		3,085	7,036,206
Amkor Technology, Inc. (c)		18,526	378,671
Amphenol Corp. - Class A		17,790	1,260,599
Analog Devices, Inc.		1,406	236,770
Apple, Inc.		150,382	22,382,856
Arista Networks, Inc. (a)		7,949	813,024
ASE Technology Holding Co Ltd. - ADR (c)		146,077	1,044,451
AU Optronics Corp. - ADR		33,995	206,350
Avanos Medical, Inc. (a)		3,393	97,345
Avantor, Inc. (a)		7,224	231,457
Avaya Holdings Corp. (a)		8,758	32,317
Bloom Energy Corp. - Class A (a)(c)		5,393	94,485
Brainsway Ltd. - ADR (a)		3,523	25,189
Broadcom, Inc.		6,288	3,647,857
Bruker Corp.		6,144	383,877
Calix, Inc. (a)(c)		4,777	176,462
Casio Computer Co. Ltd. - ADR		1,687	153,129
ChipMOS Technologies, Inc. - ADR		31,584	1,071,013
Ciena Corp. (a)		8,156	414,488
Cirrus Logic, Inc. (a)		4,899	399,464
Cisco Systems, Inc.		73,019	3,289,506
Corsair Gaming, Inc. (a)		8,757	140,550
Danaher Corp.		10,667	2,814,167
Dell Technologies, Inc. - Class C		33,389	1,667,447
Diodes, Inc. (a)		4,695	361,562
Enphase Energy, Inc. (a)		3,365	626,529
FormFactor, Inc. (a)		7,746	318,051
Fortinet, Inc. (a)		4,239	1,246,859
Himax Technologies, Inc. - ADR (c)		35,621	339,112
Hologic, Inc. (a)		14,133	1,063,791
HP, Inc. (c)		52,972	2,057,432
IDEXX Laboratories, Inc. (a)		925	362,249
Intel Corp.		51,992	2,309,485
International Business Machines Corp.		6,397	888,159
Jabil, Inc.		12,796	787,210
JinkoSolar Holding Co. Ltd. - ADR (a)		4,473	274,061
Juniper Networks, Inc.		51,085	1,567,288
Keysight Technologies, Inc. (a)		13,890	2,022,384
Kyocera Corp. - ADR		10,961	621,598
L3Harris Technologies, Inc.		4,223	1,017,321
Lam Research Corp.		3,394	1,764,982
Lasertec Corp. - ADR		10,744	312,328
Lattice Semiconductor Corp. (a)(c)		6,376	331,680
LG Display Co. Ltd. - ADR		12,000	83,880
Lumentum Holdings, Inc. (a)(c)		3,401	292,758
MACOM Technology Solutions Holdings, Inc. (a)(c)		2,752	150,012
MaxLinear, Inc. (a)(c)		3,850	152,422
Medtronic PLC (b)		10,140	1,015,521
Methode Electronics, Inc. (c)		5,181	233,404
Micron Technology, Inc.		23,346	1,723,869
MKS Instruments, Inc. (c)		3,042	375,687
Monolithic Power Systems, Inc.		1,439	648,111
Motorola Solutions, Inc.		9,759	2,144,443
Nano Dimension Ltd. - ADR (a)(c)		72,112	214,894
NetApp, Inc.		17,697	1,273,299
NETGEAR, Inc. (a)		71	1,353
Nidec Corp. - ADR		41,253	690,575
Nitto Denko Corp. - ADR		37,839	1,374,691
Northrop Grumman Corp.		3,652	1,709,026
NVIDIA Corp.		22,481	4,197,652
O2Micro International Ltd. - ADR (a)		50,151	207,625
Omnicell, Inc. (a)(c)		1,949	216,651
Omron Corp. - ADR		14,903	858,562
ON Semiconductor Corp. (a)		33,039	2,004,807
Onto Innovation, Inc. (a)(c)		5,170	415,565
OSI Systems, Inc. (a)(c)		1,066	89,459
Otis Worldwide Corp.		5,760	428,544
PerkinElmer, Inc. (c)		4,507	674,563
Power Integrations, Inc. (c)		5,042	425,444
Pure Storage, Inc. (a)		2,781	65,993
Qorvo, Inc. (a)		12,383	1,383,800
QUALCOMM, Inc.		22,561	3,231,186
Rambus, Inc. (a)		11,762	295,226
ReneSola Ltd. - ADR (a)		5,775	27,547
Ricoh Co Ltd. - ADR (c)		54,500	464,340
Rohm Co. Ltd. - ADR (c)		17,305	714,004
Sanmina Corp. (a)		14,008	614,811
Seagate Technology Holdings PLC (b)		12,139	1,027,809
Seer, Inc. (a)(c)		16,494	146,467
Seiko Epson Corp. - ADR (c)		114,027	951,555
Semtech Corp. (a)		3,761	241,042
Sharp Corp. - ADR (a)(c)		80,529	160,575
Silicon Laboratories, Inc. (a)(c)		2,558	381,551
Silicon Motion Technology Corp. - ADR		3,426	309,402
SiTime Corp. (a)		732	155,916
Skyworks Solutions, Inc.		9,107	991,479
Sony Group Corp. - ADR		36,904	3,471,559
STMicroelectronics NV (b)		37,530	1,504,202
Sumitomo Electric Industries Ltd. - ADR (c)		33,970	378,766
Super Micro Computer, Inc. (a)		6,097	305,216
Synaptics, Inc. (a)(c)		1,875	277,725
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		46,275	4,410,008
TDK Corp. - ADR		16,985	587,002
Teradata Corp. (a)(c)		6,162	236,806
Teradyne, Inc.		11,295	1,234,092
Texas Instruments, Inc.		12,520	2,213,035
Thermo Fisher Scientific, Inc.		3,605	2,046,089
Trane Technologies PLC (b)		2,358	325,545
Trimble, Inc. (a)		11,857	806,869
United Microelectronics Corp. - ADR		127,585	1,124,024
Varex Imaging Corp. (a)(c)		7,155	164,851
Vishay Intertechnology, Inc.		15,240	311,506
voxeljet AG - ADR (a)		879	3,490
VTech Holdings Ltd. - ADR		37,455	277,167
Waters Corp. (a)		3,220	1,055,999
Western Digital Corp. (a)		21,076	1,279,102
Xperi Holding Corp. (c)		11,625	191,348
Zebra Technologies Corp. - Class A (a)		3,222	1,089,648
			134,379,568
Construction of Buildings - 0.79%
Barratt Developments PLC - ADR		9,984	126,397
Daito Trust Construction Co. Ltd. - ADR		28,425	625,464
DR Horton, Inc.		20,174	1,516,075
Lennar Corp. - Class A (c)		17,256	1,384,793
Lennar Corp. - Class B		20,418	1,371,477
LGI Homes, Inc. (a)(c)		1,624	159,136
MDC Holdings, Inc.		6,460	246,643
Mitie Group PLC - ADR		111,685	323,887
NVR, Inc. (a)		111	494,019
PulteGroup, Inc. (c)		23,743	1,074,608
Toll Brothers, Inc.		4,615	232,919
Tri Pointe Homes, Inc. (a)		13,361	281,516
Tutor Perini Corp. (a)		4,962	50,315
			7,887,249
Couriers and Messengers - 0.29%
FedEx Corp.		3,457	776,373
United Parcel Service, Inc. - Class B		11,837	2,157,293
			2,933,666
Credit Intermediation and Related Activities - 3.37%
Affirm Holdings, Inc. (a)(c)		1,061	30,239
Akso Health Group - ADR (a)		64	70
Ally Financial, Inc.		11,910	524,516
American Express Co.		7,194	1,214,491
Associated Banc-Corp		9,559	197,871
B&M European Value Retail SA - ADR		7,985	156,666
BAC Holding International Corp. (a)(e)		1,597,640	15,976
Banco BBVA Argentina SA - ADR (a)		89,028	272,426
Banco Bilbao Vizcaya Argentaria SA - ADR		214,715	1,174,491
Banco de Chile - ADR		22,627	464,985
Banco Macro SA - ADR (a)		35,573	566,322
Banco Santander Chile - ADR		9,147	181,934
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR		40,981	221,707
Banco Santander SA - ADR		83,841	269,130
Bank Hapoalim BM - ADR		3,937	177,952
Bank Mandiri Persero Tbk PT - ADR		90,634	1,050,901
Bank of East Asia Ltd. - ADR		147,028	211,720
Bank of New York Mellon Corp.		2,217	103,334
Bank OZK (c)		5,421	224,809
Bank Rakyat Indonesia Persero Tbk PT - ADR		69,421	1,099,282
Barclays PLC - ADR		38,652	335,499
BOC Hong Kong Holdings Ltd. - ADR		3,756	289,400
Citigroup, Inc.		27,035	1,443,939
Commerzbank AG - ADR (a)		14,979	129,718
Commonwealth Bank of Australia - ADR (c)		28,703	2,159,614
Credit Acceptance Corp. (a)(c)		355	211,335
Danske Bank A/S - ADR		57,729	470,491
DBS Group Holdings Ltd. - ADR		24,440	2,209,377
Discover Financial Services		1,611	182,832
DNB Bank ASA - ADR		23,679	479,973
Encore Capital Group, Inc. (a)(c)		3,070	187,608
Erste Group Bank AG - ADR		18,509	286,704
Fifth Third Bancorp		503	19,833
FinVolution Group - ADR		64,229	270,404
Grupo Financiero Galicia SA - ADR (c)		51,350	472,934
Hachijuni Bank Ltd. - ADR		7,894	275,461
Hang Seng Bank Ltd. - ADR		2,174	38,262
HSBC Holdings PLC - ADR		10,440	349,322
ICICI Bank Ltd. - ADR		100,926	1,942,826
JPMorgan Chase & Co.		1,167	154,312
KeyCorp (c)		10,006	199,720
LendingClub Corp. (a)		10,114	158,992
Malayan Banking Bhd - ADR		100	598
Mr Cooper Group, Inc. (a)(c)		7,100	307,856
Nedbank Group Ltd. - ADR		856	12,986
Nelnet, Inc. - Class A (c)		4,543	384,747
New York Community Bancorp, Inc. (c)		29,289	292,304
OneMain Holdings, Inc.		8,618	379,709
PennyMac Financial Services, Inc. (c)		4,718	231,276
Popular, Inc. (b)		5,796	473,591
Rocket Cos, Inc. - Class A (c)		87,216	791,049
Sberbank of Russia PJSC - ADR (e)		119,989	0
Smith & Wesson Brands, Inc. (c)		13,712	212,262
Sumitomo Mitsui Trust Holdings, Inc. - ADR		68,773	206,457
Svenska Handelsbanken AB - ADR		131,483	644,267
Swedbank AB - ADR		59,926	907,879
Synchrony Financial		13,635	505,040
UBS Group AG (b)		211,530	3,991,572
UniCredit SpA - ADR		49,228	286,261
United Overseas Bank Ltd. - ADR		22,800	974,244
UWM Holdings Corp. (c)		28,574	115,725
Wells Fargo & Co.		46,781	2,141,166
Zions Bancorp NA (c)		10,730	612,039
			33,898,406
Data Processing, Hosting and Related Services - 0.23%
Airbnb, Inc. (a)		4,598	555,760
Automatic Data Processing, Inc.		541	120,611
CSG Systems International, Inc.		10,613	660,022
FactSet Research Systems, Inc. (c)		1,066	406,977
Mercury Fintech Holding, Inc. - ADR (a)		19,600	24,304
Sciplay Corp. - Class A (a)		10,593	151,056
Shutterstock, Inc. (c)		3,524	212,145
Sify Technologies Ltd. - ADR (a)(c)		58,011	124,144
Sohu.com Ltd. - ADR (a)		2,308	33,351
Trivago NV - ADR (a)		29,631	50,373
			2,338,743
Educational Services - 0.02%
ATA Creativity Global - ADR (a)		1,583	1,599
Bright Scholar Education Holdings Ltd. - ADR		7,820	6,117
China Online Education Group - ADR (a)		857	943
Laureate Education, Inc. - Class A (c)		17,303	220,267
New Oriental Education & Technology Group, Inc. - ADR (a)		871	11,375
TAL Education Group - ADR (a)		1,374	5,633
			245,934
Electrical Equipment, Appliance, and Component Manufacturing - 1.10%
ABB Ltd. - ADR		22,278	689,950
Acuity Brands, Inc. (c)		2,071	362,466
Arcelik AS - ADR		15,512	367,867
AZZ, Inc.		4,363	195,288
Hitachi Ltd. - ADR		25,786	2,670,140
Mitsubishi Electric Corp. - ADR		31,416	688,010
Murata Manufacturing Co. Ltd. - ADR		126,843	2,033,293
Panasonic Holdings Corp. - ADR		112,812	1,035,615
Plug Power, Inc. (a)(c)		11,122	205,535
Regal Rexnord Corp.		2,254	281,637
Resideo Technologies, Inc. (a)		7,062	166,804
Schneider Electric SE - ADR		57,669	1,598,008
Taiyo Yuden Co Ltd. - ADR		1,683	275,137
Viomi Technology Co. Ltd. - ADR (a)		53,686	82,676
Yaskawa Electric Corp. - ADR		5,158	357,914
			11,010,340
Electronics and Appliance Stores - 0.11%
Best Buy Co., Inc. (c)		9,779	802,465
Sega Sammy Holdings, Inc. - ADR		73,164	336,554
			1,139,019
Fabricated Metal Product Manufacturing - 0.89%
Assa Abloy AB - ADR		111,217	1,367,969
Atkore, Inc. (a)(c)		4,845	527,717
Emerson Electric Co.		16,314	1,446,399
LVMH Moet Hennessy Louis Vuitton SE - ADR		23,831	3,074,199
Mueller Industries, Inc. (c)		5,151	277,381
Nucor Corp. (c)		10,660	1,412,024
Rolls-Royce Holdings PLC - ADR (a)		48,460	52,337
Stanley Black & Decker, Inc.		2,320	275,361
Valmont Industries, Inc.		669	171,766
Vista Outdoor, Inc. (a)(c)		8,279	319,073
			8,924,226
Food and Beverage Stores - 0.89%
Carrefour SA - ADR		232,864	957,071
J Sainsbury PLC - ADR		49,766	574,797
Jeronimo Martins SGPS SA - ADR (c)		11,462	470,916
Koninklijke Ahold Delhaize NV - ADR		70,188	1,943,506
Kroger Co. (c)		30,936	1,638,680
Shoprite Holdings Ltd. - ADR		50,982	703,042
Sprouts Farmers Market, Inc. (a)(c)		8,873	240,370
Tesco PLC - ADR		179,229	1,752,860
Weis Markets, Inc.		8,429	619,700
			8,900,942
Food Manufacturing - 1.91%
Ajinomoto Co., Inc. - ADR		101,212	2,451,354
Archer-Daniels-Midland Co.		29,689	2,696,355
Bunge Ltd. (b)		7,146	845,515
Conagra Foods, Inc. (c)		9,219	303,213
Darling Ingredients, Inc. (a)(c)		2,268	181,599
General Mills, Inc.		6,062	423,431
Hershey Co.		3,798	804,075
Industrias Bachoco SAB de CV - ADR		655	30,693
JBS SA - ADR (c)		13,666	204,443
JM Smucker Co. (c)		5,979	749,587
Kraft Heinz Co.		8,798	332,828
Marfrig Global Foods SA - ADR		42,523	141,389
Medifast, Inc.		837	139,570
Mondelez International, Inc. - Class A		9,040	574,583
Nestle SA - ADR		45,137	5,504,908
Premier Foods PLC - ADR		168,432	1,236,746
Tate & Lyle PLC - ADR		8,051	297,484
Tiger Brands Ltd. - ADR		5,821	54,776
Tyson Foods, Inc. - Class A		25,022	2,242,222
			19,214,771
Food Services and Drinking Places - 0.31%
Chipotle Mexican Grill, Inc. (a)		578	810,674
Cintas Corp.		1,275	507,871
Darden Restaurants, Inc. (c)		4,720	590,000
Dave & Buster's Entertainment, Inc. (a)		4,227	160,161
Domino's Pizza, Inc. (c)		417	151,442
Texas Roadhouse, Inc.		12	936
Yelp, Inc. (a)		8,474	249,220
Yum! Brands, Inc. (c)		5,003	607,714
			3,078,018
Funds, Trusts, and Other Financial Vehicles - 1.71%
Absa Group Ltd. - ADR		8,708	203,637
Carlyle Group, Inc.		17,153	660,905
Coca-Cola Bottlers Japan Holdings, Inc. - ADR		626	3,305
Daiwa Securities Group, Inc. - ADR		154,232	746,483
Dentsu Group, Inc. - ADR		3,278	110,600
Fast Retailing Co. Ltd. - ADR		15,185	729,791
FUJIFILM Holdings Corp. - ADR		34,357	1,876,579
Garmin Ltd. (b)		9,606	1,014,586
Lonza Group AG - ADR		17,750	1,069,260
Mitsubishi UFJ Financial Group, Inc. - ADR		859,737	4,874,709
Mizuho Financial Group, Inc. - ADR		532,231	1,240,098
Nitori Holdings Co. Ltd. - ADR		19,911	199,707
Nomura Holdings, Inc. - ADR		105,546	412,685
Seven & i Holdings Co. Ltd. - ADR		111,701	2,332,317
Straumann Holding AG - ADR		32,875	422,115
Sumitomo Mitsui Financial Group, Inc. - ADR		117,197	714,902
T Rowe Price Group, Inc.		116	14,742
Up Fintech Holding Ltd. - ADR (a)(c)		11,925	48,654
Woolworths Holdings Ltd. (b)		156,203	542,024
			17,217,099
Furniture and Home Furnishings Stores - 0.08%
Ryohin Keikaku Co. Ltd. - ADR		27,819	292,934
Switch, Inc. - Class A		3,052	103,005
Williams-Sonoma, Inc. (c)		3,107	397,448
			793,387
Furniture and Related Product Manufacturing - 0.01%
Natuzzi SpA - ADR (a)		3,651	35,050
Sleep Number Corp. (a)(c)		2,144	98,474
			133,524
Gasoline Stations - 0.55%
Cango, Inc. - ADR (a)(c)		57,752	180,764
Chevron Corp.		27,896	4,872,316
Magnolia Oil & Gas Corp. - Class A		16,840	464,952
			5,518,032
General Merchandise Stores - 1.29%
BJ's Wholesale Club Holdings, Inc. (a)(c)		5,422	313,771
Costco Wholesale Corp.		6,745	3,144,653
Dillard's, Inc. - Class A (c)		953	287,310
Dollar General Corp.		8,434	1,858,348
Dollar Tree, Inc. (a)		7,407	1,187,564
Dufry AG - ADR (a)		26,998	110,152
Etablissements Franz Colruyt NV - ADR		3,071	24,844
Kohl's Corp. (c)		8,263	333,164
Macy's, Inc. (c)		18,511	437,786
Marks & Spencer Group PLC - ADR (a)		5,838	22,476
Pan Pacific International Holdings Corp. - ADR		31,230	477,507
PriceSmart, Inc.		2,098	164,966
Target Corp.		15,189	2,458,795
Walmart, Inc.		16,775	2,157,769
			12,979,105
Health and Personal Care Stores - 0.66%
Albertsons Cos, Inc. (c)		35,566	1,086,541
Aspen Pharmacare Holdings Ltd. - ADR		9,350	96,165
CVS Health Corp.		31,851	3,081,584
Forward Pharma A/S - ADR (a)		1,274	6,816
Rite Aid Corp. (a)(c)		3,663	20,403
Ulta Beauty, Inc. (a)		2,979	1,260,415
Walgreens Boots Alliance, Inc.		23,732	1,040,174
			6,592,098
Heavy and Civil Engineering Construction - 0.10%
Atlantia SpA - ADR		22,508	271,672
Granite Construction, Inc. (c)		148	4,832
Primoris Services Corp.		3,663	88,938
Skanska AB - ADR		34,773	609,571
			975,013
Hospitals - 0.25%
HCA Healthcare, Inc. (c)		8,359	1,758,733
Tenet Healthcare Corp. (a)		4,901	317,144
Universal Health Services, Inc. - Class B (c)		3,157	393,394
			2,469,271
Insurance Carriers and Related Activities - 7.10%
Admiral Group PLC - ADR (c)		10,858	306,196
Aegon NV (b)		237,461	1,275,166
Aflac, Inc.		25,646	1,553,378
agilon health, Inc. (a)(c)		5,040	96,264
Alleghany Corp. (a)		638	531,952
Allstate Corp.		5,278	721,450
American Equity Invesment Life Holding Co.		4,083	164,382
American Financial Group, Inc.		4,114	581,308
American International Group, Inc.		27,197	1,595,920
Anthem, Inc.		5,749	2,929,748
Aon PLC (b)		845	232,941
Arch Capital Group Ltd. (a)(b)		16,045	761,496
Assurant, Inc.		3,888	686,971
Assured Guaranty Ltd. (b)		3,866	227,514
Aviva PLC - ADR		119,038	1,290,372
AXA SA - ADR		146,304	3,700,028
Axis Capital Holdings Ltd. (b)		9,268	542,827
Berkshire Hathaway, Inc. - Class A (a)		14	6,636,700
Berkshire Hathaway, Inc. - Class B (a)		39,874	12,599,386
Centene Corp. (a)		8,842	720,092
Chubb Ltd. (b)		3,103	655,633
Cigna Corp.		2,652	711,505
Cincinnati Financial Corp.		7,126	911,130
CNO Financial Group, Inc.		9,156	188,339
Employers Holdings, Inc.		5,387	223,076
Everest Re Group Ltd. (b)		2,406	679,695
Fidelity National Financial, Inc.		22,127	935,972
First American Financial Corp.		7,683	465,513
Genworth Financial, Inc. - Class A (a)		47,494	192,351
Gjensidige Forsikring ASA - ADR		42,358	930,182
Hanover Insurance Group, Inc.		4,334	635,364
Hartford Financial Services Group, Inc.		23,019	1,669,108
Horace Mann Educators Corp.		448	18,126
Lincoln National Corp.		9,506	550,683
Markel Corp. (a)		225	308,122
Marsh & McLennan Companies, Inc.		6,579	1,052,311
Mercury General Corp.		6,551	320,671
MGIC Investment Corp.		17,279	240,696
MS&AD Insurance Group Holdings, Inc. - ADR		91,963	1,458,349
National Western Life Group, Inc. - Class A		261	54,572
NN Group NV - ADR (c)		97,911	2,428,192
Old Republic International Corp.		23,260	556,379
Prudential Financial, Inc.		13,012	1,382,525
QBE Insurance Group Ltd. - ADR (c)		105,537	912,895
Safety Insurance Group, Inc.		2,502	232,336
Sampo OYJ - ADR		45,768	1,032,984
Selective Insurance Group, Inc.		6,706	531,786
SiriusPoint Ltd. (a)(b)		491	2,750
Suncorp Group Ltd. - ADR		45,779	378,592
T&D Holdings, Inc. - ADR		274,115	1,546,009
Tokio Marine Holdings, Inc. - ADR		48,463	2,812,308
Topdanmark AS - ADR		16,627	88,871
Travelers Companies, Inc.		1,306	233,826
UnitedHealth Group, Inc.		15,600	7,749,767
Zurich Insurance Group AG - ADR		44,652	2,048,634
			71,293,343
Leather and Allied Product Manufacturing - 0.27%
Crocs, Inc. (a)		2,501	139,456
NIKE, Inc. - Class B		11,288	1,341,579
Skechers U.S.A., Inc. - Class A (a)(c)		9,123	359,446
Steven Madden Ltd.		12,217	454,228
Tapestry, Inc.		10,833	373,739
			2,668,448
Lessors of Nonfinancial Intangible Assets (except Copyrighted Works) - 0.20%
L'Oreal SA - ADR		28,582	2,014,174
Machinery Manufacturing - 3.20%
AGCO Corp.		2,977	381,443
Applied Materials, Inc.		23,193	2,720,307
ASML Holding NV (b)		7,006	4,037,487
Azenta, Inc.		3,309	253,602
Canon, Inc. - ADR		109,730	2,786,044
Carrier Global Corp.		20,896	821,422
Caterpillar, Inc.		2,278	491,706
Cummins, Inc.		1,027	214,766
Daikin Industries Ltd. - ADR		98,328	1,592,913
Deere & Co.		1,769	632,913
Dover Corp.		9,848	1,318,746
Fabrinet (a)(b)		6,501	564,742
FANUC Corp. - ADR		17,377	282,376
General Electric Co.		5,276	413,058
Hexagon AB - ADR		35,278	428,275
Hoya Corp. - ADR		18,365	1,981,215
Husqvarna AB - ADR		37,162	672,632
II-VI, Inc. (a)(c)		4,753	297,063
KLA Corp.		4,890	1,784,117
Komatsu Ltd. - ADR		26,266	648,245
Konica Minolta, Inc. - ADR		25,341	169,795
Makita Corp. - ADR		22,816	621,508
Mettler-Toledo International, Inc. (a)		336	432,136
Nikon Corp. - ADR		27,508	340,934
NSK Ltd. - ADR		6,607	75,122
Olympus Corp. - ADR (a)		59,194	1,241,890
Parker Hannifin Corp.		2,760	751,189
Rheinmetall AG - ADR		20,465	833,765
SMC Corp. - ADR		63,287	1,639,134
Sunny Optical Technology Group Co. Ltd. - ADR		161	24,875
Tokyo Electron Ltd. - ADR		31,901	3,664,468
			32,117,888
Management of Companies and Enterprises - 2.40%
Abbott Laboratories		11,542	1,355,723
Aeon Co. Ltd. - ADR		39,920	727,342
Alfa Laval AB - ADR		52,169	1,410,128
America Movil SAB de CV - Class A - ADR		3,135	65,898
America Movil SAB de CV - Class L - ADR		58,297	1,244,058
ASM Pacific Technology Ltd. - ADR		12,107	327,373
BNP Paribas SA - ADR		66,194	1,901,093
Capital One Financial Corp.		8,869	1,133,990
Capri Holdings Ltd. (a)(b)		5,142	250,621
Cie Financiere Richemont SA - ADR		155,123	1,715,660
Citizens Financial Group, Inc.		1,487	61,532
Cushman & Wakefield PLC (a)(b)		21,599	403,253
Direct Line Insurance Group PLC - ADR		19,641	257,297
Enstar Group Ltd. (a)(b)		1,036	240,279
Four Seasons Education Cayman, Inc. - ADR (a)		5,798	2,223
Hawaiian Electric Industries, Inc.		5,947	256,732
Henderson Land Development Co. Ltd. - ADR		88,787	379,120
JGC Holdings Corp. - ADR (a)		18,384	516,498
Jupai Holdings Ltd. - ADR (a)		33,900	14,069
K+S AG - ADR		25,972	367,504
KB Financial Group, Inc. - ADR		16,672	815,928
KE Holdings, Inc. - ADR (a)		881	11,805
Kering SA - ADR		20,672	1,126,831
KOC Holding AS - ADR		13,703	164,710
Kuehne + Nagel International AG - ADR		11,087	588,276
Natwest Group PLC - ADR (c)		54,331	317,293
PRA Group, Inc. (a)(c)		4,596	170,052
Purple Biotech Ltd. - ADR (a)		6,600	18,942
Puxin Ltd. - ADR (a)		387	387
QIWI PLC - ADR (e)		29,317	166,227
Recruit Holdings Co. Ltd. - ADR		266,122	1,918,741
Shinhan Financial Group Co. Ltd. - ADR		7,927	274,036
SoftBank Group Corp. - ADR		35,629	736,451
Sonova Holding AG - ADR		17,473	1,239,535
Telefonica SA - ADR		219,562	1,168,070
thyssenkrupp AG - ADR (a)(c)		22,151	213,536
Vinci SA - ADR		10,672	258,049
Vivendi SE - ADR		116,940	1,389,247
Wilmar International Ltd. - ADR		5,324	159,880
Woori Financial Group, Inc. - ADR (c)		19,747	710,497
Xunlei Ltd. - ADR (a)		31,268	39,398
			24,118,284
Merchant Wholesalers, Durable Goods - 2.35%
Arrow Electronics, Inc. (a)		5,634	679,742
Avnet, Inc.		10,901	528,153
Cars.com, Inc. (a)		6,581	68,113
Cie de Saint-Gobain - ADR		161,672	1,927,130
Coloplast A/S - ADR		75,871	899,071
Cricut, Inc. (a)(c)		7,528	61,278
Genuine Parts Co.		3,030	414,292
Glencore PLC - ADR (c)		79,877	1,051,980
Global Industrial Co.		2,311	79,198
GMS, Inc. (a)		6,168	307,228
GoPro, Inc. (a)		26,002	179,674
Henry Schein, Inc. (a)		11,366	973,384
ITOCHU Corp. - ADR		50,769	2,902,463
Johnson Controls International PLC (b)		27,121	1,478,366
LKQ Corp.		34,564	1,776,244
Mitsui & Co. Ltd. - ADR		4,783	2,389,204
ODP Corp. (a)		4,111	156,999
Owens & Minor, Inc. (c)		4,372	152,495
Pool Corp. (c)		1,488	593,147
Prysmian SpA - ADR		48,434	780,272
Reliance Steel & Aluminum Co.		5,694	1,106,914
Rexel SA - ADR (a)		21,606	465,825
Rush Enterprises, Inc. - Class A (c)		10,785	549,819
Rush Enterprises, Inc. - Class B		1,868	92,485
ScanSource, Inc. (a)		2,016	78,100
Schnitzer Steel Industries, Inc. - Class A		6,474	262,974
Sims Ltd. - ADR		45,505	574,728
TE Connectivity Ltd. (b)		8,399	1,086,747
Techtronic Industries Co. Ltd. - ADR (c)		1,752	113,985
Unicharm Corp. - ADR		231,086	1,582,940
WESCO International, Inc. (a)		2,677	336,178
			23,649,128
Merchant Wholesalers, Nondurable Goods - 1.66%
AmerisourceBergen Corp.		178	27,553
Amneal Pharmaceuticals, Inc. (a)		19,833	71,994
Atea Pharmaceuticals, Inc. (a)		14,397	113,448
Bunzl PLC - ADR		4,532	161,067
Cardinal Health, Inc.		2,411	135,788
CSPC Pharmaceutical Group Ltd. - ADR		70,782	299,408
ENN Energy Holdings Ltd. - ADR		24,869	1,518,252
Gazprom Neft PJSC - ADR (e)		6,793	0
Imperial Brands PLC - ADR		54,591	1,242,491
Koppers Holdings, Inc.		2,193	59,430
Kunlun Energy Co. Ltd. - ADR		17,341	142,370
LUKOIL PJSC - ADR (e)		10,626	0
Marubeni Corp. - ADR		14,494	1,510,709
McKesson Corp. (c)		2,602	855,251
Orkla ASA - ADR		161,055	1,262,672
Roche Holding AG - ADR		125,761	5,349,873
Sinopharm Group Co. Ltd. - ADR		4,012	49,187
Suntory Beverage & Food Ltd. - ADR		52,786	988,154
UCB SA - ADR (c)		20,575	908,798
United Natural Foods, Inc. (a)(c)		6,087	258,150
Univar Solutions, Inc. (a)		15,901	488,479
Universal Corp.		4,894	311,650
Vibra Energia SA - ADR		65,778	533,131
World Fuel Services Corp.		13,805	342,226
			16,630,081
Mining (except Oil and Gas) - 0.56%
Anglo American Platinum Ltd. - ADR		7,102	128,120
Anglo American PLC - ADR		112,868	2,772,038
Cia de Minas Buenaventura SAA - ADR		52	444
DRDGOLD Ltd. - ADR		13,739	93,288
Freeport-McMoRan, Inc.		28,915	1,129,999
Harmony Gold Mining Co. Ltd. - ADR		28,546	96,200
Kumba Iron Ore Ltd. - ADR		1,402	17,735
Lynas Rare Earths Ltd. - ADR (a)		97,718	680,117
Newmont Corp.		4,575	310,414
Peabody Energy Corp. (a)(c)		7,099	167,607
Summit Materials, Inc. - Class A (a)		384	10,487
Warrior Met Coal, Inc.		6,227	209,352
			5,615,801
Miscellaneous Manufacturing - 2.01%
3M Co.		8,694	1,297,927
Acushnet Holdings Corp. (c)		11,358	462,271
Align Technology, Inc. (a)(c)		173	48,032
Argenx SE - ADR (a)		469	145,062
Becton Dickinson & Co. (c)		2,327	595,247
British American Tobacco PLC - ADR		63,810	2,822,954
Chow Tai Fook Jewellery Group Ltd. - ADR		39,273	678,441
Cooper Cos., Inc. (c)		1,969	690,607
DENTSPLY SIRONA, Inc.		4,336	171,532
DexCom, Inc. (a)		638	190,086
Edwards Lifesciences Corp. (a)		7,333	739,533
Envista Holdings Corp. (a)(c)		10,743	462,379
EssilorLuxottica SA - ADR		10,164	821,251
Getinge AB - ADR		36,000	1,047,240
Inogen, Inc. (a)		1,142	29,327
Integra LifeSciences Holdings Corp. (a)(c)		6,084	381,102
iRhythm Technologies, Inc. (a)		765	107,750
Johnson & Johnson		29,322	5,264,178
Mattel, Inc. (a)(c)		15,252	383,130
Medigus Ltd. - ADR (a)		53,015	44,002
Merit Medical Systems, Inc. (a)		3,997	245,376
Nintendo Co., Ltd. - ADR		18,161	1,009,752
Peloton Interactive, Inc. - Class A (a)		2,930	40,903
Shockwave Medical, Inc. (a)		1,145	188,020
Siemens Healthineers AG - ADR		18,235	550,150
STAAR Surgical Co. (a)(c)		3,585	236,395
Terumo Corp. - ADR		30,533	978,583
Top Glove Corp. Bhd - ADR		40,456	51,379
Yamaha Corp. - ADR (c)		12,008	502,655
			20,185,264
Miscellaneous Store Retailers - 0.12%
Mr Price Group Ltd. - ADR		31,434	414,614
Tractor Supply Co.		4,312	807,897
			1,222,511
Motion Picture and Sound Recording Industries - 0.09%
AMC Entertainment Holdings, Inc. (a)(c)		33,544	481,021
Lions Gate Entertainment Corp. - Class A (a)(b)(c)		10,047	102,781
Lions Gate Entertainment Corp. - Class B (a)(b)		13,540	127,141
World Wrestling Entertainment, Inc. (c)		2,529	168,861
			879,804
Motor Vehicle and Parts Dealers - 0.62%
Advance Auto Parts, Inc.		5,191	985,563
Asbury Automotive Group, Inc. (a)		1,885	341,468
AutoNation, Inc. (a)(c)		5,078	607,126
AutoZone, Inc. (a)		705	1,452,053
Group 1 Automotive, Inc. (c)		2,123	381,270
Lithia Motors, Inc. - Class A (c)		1,215	369,931
O'Reilly Automotive, Inc. (a)		1,916	1,220,818
Penske Automotive Group, Inc. (c)		5,932	683,009
Sonic Automotive, Inc. - Class A (c)		3,116	142,121
			6,183,359
National Security and International Affairs - 0.06%
Leidos Holdings, Inc.		5,985	625,433
Nonmetallic Mineral Product Manufacturing - 0.34%
AGC, Inc. - ADR		93,740	704,456
Corning, Inc.		27,676	991,354
CRH PLC - ADR		6,583	273,129
Legrand SA - ADR		841	14,566
Loma Negra Cia Industrial Argentina SA - ADR		21,243	124,909
Mohawk Industries, Inc. (a)		4,673	661,043
Quanex Building Products Corp.		11,715	238,283
TOTO Ltd. - ADR		11,680	397,120
			3,404,860
Nonstore Retailers - 0.65%
Amazon.com, Inc. (a)		312	750,107
Baozun, Inc. - ADR (a)		17,065	153,926
Box, Inc. (a)		7,548	197,078
Compass Group PLC - ADR (c)		10,298	233,456
DoorDash, Inc. (a)(c)		8,962	689,267
eBay, Inc.		28,444	1,384,369
Etsy, Inc. (a)(c)		2,865	232,409
Grupo Aval Acciones y Valores SA - ADR		69,850	342,964
JD.com, Inc. - ADR		23,443	1,315,621
Jumia Technologies AG - ADR (a)(c)		5,400	39,258
Lands' End, Inc. (a)(c)		6,537	75,829
MonotaRO Co. Ltd. - ADR		15,897	232,573
Overstock.com, Inc. (a)(c)		6,004	186,064
Pinduoduo, Inc. - ADR (a)		2,939	147,979
Yunji, Inc. - ADR (a)		28,554	31,124
ZOZO, Inc. - ADR (c)		123,032	517,965
			6,529,989
Nursing and Residential Care Facilities - 0.06%
Brookdale Senior Living, Inc. (a)		21,343	121,655
Ensign Group, Inc.		3,787	307,391
National HealthCare Corp.		2,337	164,268
			593,314
Oil and Gas Extraction - 2.92%
AP Moeller - Maersk A/S - ADR		107,588	1,571,861
APA Corp.		15,187	713,941
Chesapeake Energy Corp.		6,162	600,056
Continental Resources, Inc. (c)		13,775	937,664
Devon Energy Corp.		22,794	1,707,271
Ecopetrol SA - ADR		19,633	331,798
Eni SpA - ADR		75,968	2,301,830
EOG Resources, Inc.		13,821	1,892,924
Gazprom PJSC - ADR (e)		186,205	0
Marathon Oil Corp.		35,428	1,113,502
Matador Resources Co. (c)		6,807	414,546
Murphy Oil Corp.		11,224	476,122
Occidental Petroleum Corp.		10,141	702,873
Ovintiv, Inc.		12,012	672,552
Pampa Energia SA - ADR (a)		8,675	205,337
PDC Energy, Inc. (c)		5,797	458,775
Petroleo Brasileiro SA - ADR		70,192	974,265
Pioneer Natural Resources Co. (c)		3,011	836,877
Range Resources Corp. (a)(c)		9,040	306,908
Repsol SA - ADR		66,292	1,054,706
Shell PLC - ADR		112,977	6,690,497
SM Energy Co.		9,532	460,110
Surgutneftegas PJSC - ADR (e)		15,549	0
TotalEnergies SE - ADR		74,195	4,362,665
Woodside Energy Group Ltd. - ADR		24,262	523,817
			29,310,897
Other Information Services - 0.34%
Meta Platforms, Inc. - Class A (a)		16,879	3,268,449
Phoenix New Media Ltd. - ADR (a)		34,330	118,440
			3,386,889
Paper Manufacturing - 0.20%
Avery Dennison Corp.		3,250	560,820
Boise Cascade Co. (c)		3,147	243,326
International Paper Co. (c)		10,912	528,685
Packaging Corp. of America		1,659	260,928
WestRock Co.		8,850	429,137
			2,022,896
Performing Arts, Spectator Sports, and Related Industries - 0.08%
Entain PLC - ADR (a)		15,637	285,375
MultiChoice Group - ADR		15,057	125,350
OPAP SA - ADR		17,498	127,692
TEGNA, Inc. (c)		13,562	297,007
			835,424
Personal and Laundry Services - 0.06%
IAC/InterActiveCorp (a)		592	50,498
Kingfisher PLC - ADR		79,052	526,881
			577,379
Petroleum and Coal Products Manufacturing - 1.09%
BP PLC - ADR		71,766	2,323,065
Equinor ASA - ADR		35,536	1,338,286
Exxon Mobil Corp.		47,756	4,584,576
James Hardie Industries PLC - ADR		23,314	602,201
Marathon Petroleum Corp.		11,797	1,200,817
OMV AG - ADR		10,221	589,649
Valero Energy Corp.		2,750	356,400
			10,994,994
Pipeline Transportation - 0.07%
Naturgy Energy Group SA - ADR		77,181	462,315
Orsted AS - ADR		5,274	195,665
			657,980
Plastics and Rubber Products Manufacturing - 0.27%
Berry Global Group, Inc. (a)(c)		4,930	287,567
Bridgestone Corp. - ADR		82,963	1,631,053
Entegris, Inc. (c)		5,132	569,447
Goodyear Tire & Rubber Co. (a)		17,224	222,534
			2,710,601
Postal Service - 0.05%
Royal Mail PLC - ADR (c)		62,007	494,506
Primary Metal Manufacturing - 1.09%
Alcoa Corp.		4,947	305,329
APERAM SA (b)		14,895	617,025
ArcelorMittal SA (b)		44,812	1,449,669
Commercial Metals Co. (c)		18,177	722,172
Encore Wire Corp. (c)		6,431	804,004
Grupo Simec SAB de CV - ADR (a)		1,791	51,939
Kubota Corp. - ADR		7,117	654,835
Mechel PJSC - ADR (a)(e)		59,509	133,895
Nippon Steel Corp. - ADR (c)		73,478	1,289,539
Norsk Hydro ASA - ADR		224,612	1,790,157
Steel Dynamics, Inc.		9,921	847,055
Sumitomo Metal Mining Co. Ltd. - ADR		80,429	839,678
Ternium SA - ADR		22,814	1,003,132
United States Steel Corp. (c)		17,304	433,811
Usinas Siderurgicas de Minas Gerais SA Usiminas - ADR		13,517	31,359
			10,973,599
Printing and Related Support Activities - 0.15%
Dai Nippon Printing Co. Ltd. - ADR		56,399	650,845
TOPPAN, Inc. - ADR		53,867	506,350
Warner Music Group Corp. - Class A		13,586	403,368
			1,560,563
Private Households - 0.00%
Standard Bank Group Ltd. - ADR		3,525	40,009
Professional, Scientific, and Technical Services - 3.50%
Accenture PLC - Class A (b)		17,570	5,243,942
AECOM		1,443	100,794
AirNet Technology, Inc. - ADR (a)		417	530
Allscripts Healthcare Solutions, Inc. (a)(c)		7,881	134,686
Alterity Therapeutics Ltd. - ADR (a)		82,386	54,375
Baidu, Inc. - ADR (a)		4,973	697,961
BioNTech SE - ADR (a)		4,382	715,844
CACI International, Inc. - Class A (a)		2,090	585,973
Capgemini SE - ADR		30,987	1,188,661
Carlsberg AS - ADR		64,100	1,642,242
CDW Corp.		5,203	883,782
Cerner Corp.		4,007	380,064
Cheetah Mobile, Inc. - ADR (a)		11,024	7,575
Clear Channel Outdoor Holdings, Inc. (a)		27,483	43,423
Cognizant Technology Solutions Corp. - Class A		23,850	1,781,595
Concentrix Corp.		2,326	360,274
ContextLogic, Inc. (a)		97,434	171,484
DXC Technology Co. (a)(c)		9,970	351,143
Ebix, Inc. (c)		7,636	222,589
Endava PLC - ADR (a)		25	2,522
EPAM Systems, Inc. (a)		1,614	546,371
Experian PLC - ADR		8,577	286,901
F5, Inc. (a)		2,006	327,058
FTI Consulting, Inc. (a)(c)		2,124	356,832
Gartner, Inc. (a)		4,732	1,241,677
Genmab A/S - ADR (a)(c)		42,639	1,289,830
Gravity Co. Ltd. - ADR (a)		7,399	445,716
Immutep Ltd. - ADR (a)(c)		65,834	195,527
Indra Sistemas SA - ADR (a)		104,529	565,502
Infosys Ltd. - ADR		5,702	107,540
Insight Enterprises, Inc. (a)(c)		6,480	640,354
Interpublic Group of Companies, Inc. (c)		42,419	1,367,164
Jacobs Engineering Group, Inc.		3,965	555,457
Lizhi, Inc. - ADR (a)(c)		11,609	13,699
Maxar Technologies, Inc.		3,959	118,216
Medpace Holdings, Inc. (a)(c)		2,731	391,188
Nielsen Holdings PLC (b)		9,375	239,625
NortonLifeLock, Inc.		73,478	1,788,455
Omnicom Group, Inc. (c)		17,399	1,298,139
Palantir Technologies, Inc. (a)(c)		44,846	389,263
Palo Alto Networks, Inc. (a)		1,288	647,581
Paychex, Inc.		6,164	763,288
Paylocity Holding Corp. (a)(c)		1,974	345,174
Pintec Technology Holdings Ltd. - ADR (a)		996	1,693
Publicis Groupe SA - ADR		20,301	278,124
PubMatic, Inc. - Class A (a)		3,560	70,986
Quoin Pharmaceuticals Ltd. - ADR (a)		1,550	983
Riot Blockchain, Inc. (a)(c)		6,955	50,006
Sage Group PLC - ADR		7,196	238,691
Sandvik AB - ADR		4,768	97,887
SAP SE - ADR		2,309	230,531
Science Applications International Corp.		6,370	551,387
SecureWorks Corp. (a)		2,371	28,357
Snap, Inc. - Class A (a)(c)		17,885	252,357
Snowflake, Inc. (a)		2,839	362,398
Sumitomo Corp. - ADR		16,813	239,753
Swatch Group AG - ADR		47,600	608,804
Syneos Health, Inc. (a)		4,906	362,504
Trade Desk, Inc. - Class A (a)		3,895	202,735
TuSimple Holdings, Inc. (a)(c)		11,943	98,052
Unity Software, Inc. (a)(c)		1,396	55,798
Verint Systems, Inc. (a)		9,359	477,683
Vir Biotechnology, Inc. (a)(c)		6,934	178,967
Virtu Financial, Inc. - Class A		11,922	311,522
VMware, Inc. - Class A		5,022	643,318
Wipro Ltd. - ADR		128,418	767,940
Wuxi Biologics Cayman, Inc. - ADR (a)		9,155	133,022
Yiren Digital Ltd. - ADR (a)		14,631	25,165
Zscaler, Inc. (a)		2,501	382,878
			35,141,557
Publishing Industries (except Internet) - 4.25%
3D Systems Corp. (a)(c)		12,269	132,628
Adobe, Inc. (a)		3,462	1,441,854
Akamai Technologies, Inc. (a)		9,208	930,376
Bill.com Holdings, Inc. (a)(c)		2,579	304,941
Block, Inc. (a)		540	47,255
Cadence Design System, Inc. (a)		4,083	627,680
Certara, Inc. (a)		10,651	216,428
CommVault Systems, Inc. (a)		4,460	272,105
Crowdstrike Holdings, Inc. - Class A (a)		2,375	379,976
Dassault Systemes SE - ADR		17,032	718,239
Datadog, Inc. - Class A (a)(c)		7,023	669,924
Datto Holding Corp. (a)		7,344	257,848
Dropbox, Inc. (a)		29,676	618,448
Dynatrace, Inc. (a)		7,109	267,796
Foresight Autonomous Holdings Ltd. - ADR (a)		19,714	16,205
Fujitsu Ltd. - ADR		58,982	1,762,972
Gaotu Techedu, Inc. - ADR (a)		626	814
Gitlab, Inc. (a)(c)		2,514	97,895
Hello Group, Inc. - ADR (c)		2,387	14,513
Hewlett Packard Enterprise Co. (c)		98,249	1,532,684
HubSpot, Inc. (a)		1,313	443,387
Intuit, Inc.		1,958	811,513
Microsoft Corp.		71,555	19,453,658
MongoDB, Inc. (a)(c)		2,159	512,007
New York Times Co. - Class A		5,977	206,147
News Corp. - Class A		33,722	586,763
News Corp. - Class B (c)		46,690	820,810
Nexon Co. Ltd. - ADR		4,196	104,522
Oracle Corp.		26,696	1,919,976
PTC, Inc. (a)(c)		2,585	301,230
RELX PLC - ADR		42,749	1,224,331
SPS Commerce, Inc. (a)		1,675	179,292
SS&C Technologies Holdings, Inc.		18,711	1,197,317
Synopsys, Inc. (a)		8,058	2,572,114
Tarena International, Inc. - ADR (a)		3,807	11,802
Trend Micro, Inc. - ADR		13,125	775,163
Vipshop Holdings Ltd. - ADR (a)		18,805	174,887
Vnet Group, Inc. - ADR (a)		251	1,418
WM Technology, Inc. (a)		16,640	94,016
Youdao, Inc. - ADR (a)		11,082	57,183
Ziff Davis, Inc. (a)(c)		4,730	361,088
ZoomInfo Technologies, Inc. (a)(c)		14,614	590,259
			42,709,464
Rail Transportation - 0.13%
Central Japan Railway Co. - ADR		6,383	78,894
CSX Corp.		12,198	387,774
Union Pacific Corp.		3,840	843,956
			1,310,624
Real Estate - 0.82%
CBRE Group, Inc. - Class A (a)		17,255	1,429,403
Daiwa House Industry Co. Ltd. - ADR		30,049	722,979
eXp World Holdings, Inc. (c)		11,050	154,369
Forestar Group, Inc. (a)		6,149	101,950
Gafisa SA - ADR		200	126
IRSA Inversiones y Representaciones SA - ADR (a)		18,703	84,725
Jefferies Financial Group, Inc. (c)		24,138	797,037
Jones Lang LaSalle, Inc. (a)		4,074	803,882
Marcus & Millichap, Inc.		13,696	573,588
Mitsubishi Estate Co. Ltd. - ADR		49,324	737,887
Newmark Group, Inc. - Class A (c)		22,624	250,448
RMR Group, Inc. - Class A		7,651	229,683
Sekisui House Ltd. - ADR		67,765	1,194,019
Sun Hung Kai Properties Ltd. - ADR		81,901	1,003,287
Walker & Dunlop, Inc. (c)		1,915	203,584
			8,286,967
Rental and Leasing Services - 0.72%
AMERCO		729	357,196
Ashtead Group PLC - ADR (c)		3,300	700,920
Avis Budget Group, Inc. (a)(c)		1,401	266,582
Cerence, Inc. (a)		1,981	62,917
Netflix, Inc. (a)		2,545	502,485
ORIX Corp. - ADR		35,249	3,357,114
Rent-A-Center, Inc. (c)		5,246	144,475
Ryder System, Inc.		4,841	387,377
Triton International Ltd. (b)		10,725	683,933
United Rentals, Inc. (a)		2,568	765,726
			7,228,725
Repair and Maintenance - 0.02%
Valvoline, Inc.		6,060	202,768
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 2.20%
23andMe Holding Co. (a)(c)		49,177	147,531
360 DigiTech, Inc. - ADR		11,859	186,542
Affiliated Managers Group, Inc.		507	67,745
Amarin Corp. PLC - ADR (a)(c)		17,904	25,961
Apollo Global Management, Inc. (c)		13,512	778,832
Ares Management Corp. - Class A (c)		4,275	304,252
Artisan Partners Asset Management, Inc. - Class A (c)		4,414	169,542
Astra International, Tbk PT - ADR		63,281	634,392
Aurora Innovation, Inc. (a)(c)		6,067	19,172
Auto Trader Group PLC - ADR		34,120	61,419
Bidvest Group Ltd. - ADR		6,473	180,726
Blackstone, Inc.		13,242	1,559,775
Cboe Global Markets, Inc. (c)		3,278	368,152
Cerevel Therapeutics Holdings, Inc. (a)(c)		3,783	98,850
Charles Schwab Corp.		6,648	466,025
Chemed Corp.		436	211,198
CK Hutchison Holdings Ltd. - ADR		1,730	12,110
Daqo New Energy Corp. - ADR (a)		4,345	212,471
Douglas Elliman, Inc.		426	2,450
EDAP TMS SA - ADR (a)		10,024	73,877
Evercore, Inc. - Class A (c)		3,363	384,055
First Pacific Co. Ltd. - ADR		412,747	875,024
Franklin Resources, Inc. (c)		18,296	495,456
Futu Holdings Ltd. - ADR (a)(c)		20,533	753,766
Goldman Sachs Group, Inc.		3,624	1,184,504
Ginkgo Bioworks Holdings, Inc. (a)(c)		26,404	81,324
Houlihan Lokey, Inc.		3,539	304,142
Indivior PLC - ADR (a)		12,308	263,145
Janus Henderson Group PLC (b)		14,188	398,825
Japan Exchange Group, Inc. - ADR		32,873	256,410
Leju Holdings Ltd. - ADR (a)(c)		4,073	15,028
Lixil Corp. - ADR		20,421	783,145
LPL Financial Holdings, Inc. (c)		12	2,354
Lucid Group, Inc. (a)(c)		24,450	493,401
Macquarie Group Ltd. - ADR		10,412	1,394,688
Moelis & Co. - Class A		8,000	375,360
Morgan Stanley		12,015	1,034,972
NASDAQ, Inc.		1,107	171,873
Navient Corp. (c)		24,083	385,328
NIO, Inc. - ADR (a)		12,747	221,670
Piper Jaffray Cos. (c)		3,005	396,029
Randstad NV - ADR		4,546	128,243
Raymond James Financial, Inc. (c)		13,878	1,366,845
S&P Global, Inc. (c)		150	52,422
Sea Ltd. - ADR (a)		2,356	194,747
Secoo Holding Ltd. - ADR (a)		8,288	1,950
Sibanye Stillwater Ltd. - ADR		40,453	525,484
Societe Generale SA - ADR		204,067	1,099,921
SOFI Technologies, Inc. (a)(c)		21,750	162,690
StepStone Group, Inc. - Class A		8,881	242,096
Stifel Financial Corp. (c)		16,155	1,036,666
TechnoPro Holdings, Inc. - ADR		155,417	707,147
Tradeweb Markets, Inc. - Class A		3,128	211,484
Uxin Ltd. - ADR (a)		45,731	19,207
Virgin Galactic Holdings, Inc. (a)(c)		20,445	143,319
Virtus Investment Partners, Inc.		1,340	258,164
Vivid Seats, Inc. (c)		12,412	113,322
			22,115,228
Specialty Trade Contractors - 0.17%
Comfort Systems USA, Inc.		4,335	388,936
EMCOR Group, Inc.		5,105	539,242
NetEase, Inc. - ADR		3,573	370,627
Quanta Services, Inc. (c)		3,531	420,189
QuantumScape Corp. (a)(c)		3,122	39,930
			1,758,924
Sporting Goods, Hobby, Musical Instrument, and Book Stores - 0.05%
Dick's Sporting Goods, Inc. (c)		5,676	461,061
Support Activities for Agriculture and Forestry - 0.17%
Andersons, Inc.		7,031	264,436
Corteva, Inc.		22,842	1,430,367
			1,694,803
Support Activities for Mining - 1.52%
BHP Group Ltd. - ADR		46,252	3,268,167
California Resources Corp. (c)		7,126	311,192
China Shenhua Energy Co. Ltd. - ADR		5,455	72,715
Cleveland-Cliffs, Inc. (a)(c)		20,022	464,110
ConocoPhillips		27,825	3,126,417
Diamondback Energy, Inc. (c)		11,359	1,726,795
Epiroc AB - ADR		21,109	411,626
Fortescue Metals Group Ltd. - ADR		35,329	1,021,008
Hess Corp.		110	13,538
Impala Platinum Holdings Ltd. - ADR		11,084	151,407
Inpex Corp. - ADR		90,991	1,167,415
Rio Tinto PLC - ADR		27,823	2,043,321
South32 Ltd. - ADR		51,532	908,509
Targa Resources Corp.		8,012	577,024
Tullow Oil PLC - ADR (a)		37,058	11,488
			15,274,732
Support Activities for Transportation - 0.54%
CH Robinson Worldwide, Inc. (c)		6,493	704,555
DSV A/S - ADR (c)		3,259	268,705
Expeditors International of Washington, Inc.		19,872	2,162,868
Flughafen Zurich AG - ADR (a)		2,534	16,674
Grupo Aeroportuario del Centro Norte SAB de CV - ADR		1,933	111,650
Grupo Aeroportuario del Pacifico SAB de CV - ADR (c)		122	18,346
Grupo Aeroportuario del Sureste SAB de CV - ADR (c)		1,839	399,596
Hub Group, Inc. - Class A (a)		4,471	326,294
JB Hunt Transport Services, Inc. (c)		4,753	820,273
Matson, Inc. (c)		5,028	451,917
XPO Logistics, Inc. (a)		2,945	157,381
			5,438,259
Telecommunications - 2.46%
Adyen NV - ADR (a)		10,905	168,809
AT&T, Inc.		91,413	1,946,183
Bezeq The Israeli Telecommunication Corp. Ltd. - ADR		169,560	1,280,178
Eutelsat Communications SA - ADR		58,572	172,495
Gogo, Inc. (a)		4,822	97,694
JOYY, Inc. - ADR (c)		15	636
KDDI Corp. - ADR		145,629	2,525,206
KT Corp. - ADR		111,181	1,666,603
Lumen Technologies, Inc. (c)		105,182	1,287,428
Magyar Telekom Telecommunications PLC - ADR		35,539	195,465
Mobile TeleSystems PJSC - ADR (e)		46,068	253,374
MTN Group Ltd. - ADR		112,003	1,221,953
Nippon Telegraph & Telephone Corp. - ADR		110,396	3,385,845
Nokia Oyj - ADR		225,693	1,130,722
Oxford Industries, Inc. (c)		2,896	263,999
Partner Communications Co. Ltd. - ADR (a)		6,178	45,038
PLDT, Inc. - ADR (c)		15,483	572,716
Renren, Inc. - ADR (a)(c)		7,443	211,456
ResMed, Inc.		2,535	515,771
Rostelecom PJSC - ADR (e)		24,510	0
SK Telecom Co. Ltd. - ADR (c)		8,580	219,391
SoftBank Corp. - ADR (c)		52,093	600,632
Spark New Zealand Ltd. - ADR		12,837	200,257
Swisscom AG - ADR		7,152	423,112
Tele2 AB - ADR		80,820	487,345
Telenor ASA - ADR		36,911	508,634
Telkom Indonesia Persero Tbk PT - ADR		55,153	1,619,292
Telstra Corp. Ltd. - ADR		3,972	55,171
The9 Ltd. - ADR (a)		16,790	28,207
Verizon Communications, Inc.		46,660	2,393,191
Vodacom Group Ltd. - ADR		20,833	195,830
XL Axiata Tbk PT - ADR		85,063	300,272
Z Holdings Corp. - ADR (a)		17,031	112,916
Zoom Video Communications, Inc. - Class A (a)		6,262	672,852
			24,758,673
Textile Mills - 0.02%
Dunxin Financial Holdings Ltd. - ADR (a)(c)		19,549	9,286
National Presto Industries, Inc.		1,024	69,212
Teijin Ltd. - ADR		16,666	171,326
			249,824
Textile Product Mills - 0.13%
Hermes International - ADR		9,193	1,096,633
Interface, Inc.		12,319	177,270
			1,273,903
Transit and Ground Passenger Transportation - 0.02%
Lyft, Inc. - Class A (a)		752	13,295
Uber Technologies, Inc. (a)		5,248	121,754
Yalla Group Ltd. - ADR (a)		9,202	34,047
			169,096
Transportation Equipment Manufacturing - 4.64%
AAR Corp. (a)(c)		8,988	433,401
Airbus SE - ADR		49,546	1,448,230
Aisin Corp. - ADR		10,978	360,188
BAE Systems PLC - ADR		49,778	1,899,031
Bayerische Motoren Werke AG - ADR		33,363	968,528
BorgWarner, Inc.		19,772	797,207
Brilliance China Automotive Holdings Ltd. - ADR (a)(e)		37,772	173,751
BYD Co. Ltd. - ADR		6,658	472,785
Denso Corp. - ADR		48,910	1,488,331
Embraer SA - ADR (a)		1,351	14,469
Ford Motor Co.		126,172	1,726,033
General Dynamics Corp.		10,670	2,399,790
General Motors Co. (a)		27,286	1,055,422
Great Wall Motor Co. Ltd. - ADR		13,206	238,038
Honda Motor Co. Ltd. - ADR		137,159	3,415,259
Huntington Ingalls Industries, Inc.		2,158	454,173
Isuzu Motors Ltd. - ADR		61,886	729,636
Kawasaki Heavy Industries Ltd. - ADR		26,219	205,819
Lear Corp. (c)		4,766	671,815
Leonardo SpA - ADR (a)		163,804	861,609
Lockheed Martin Corp.		4,051	1,782,886
Mazda Motor Corp. - ADR (a)		3,382	14,120
Mercedes-Benz Group AG - ADR		141,448	2,509,289
Nikola Corp. (a)(c)		15,019	106,034
Nissan Motor Co. Ltd. - ADR		46,625	361,344
Niu Technologies - ADR (a)		43,498	340,589
Oshkosh Corp.		5,332	495,396
Raytheon Technologies Corp.		20,026	1,904,873
REV Group, Inc.		4,617	56,651
Shimano, Inc. - ADR		61,445	1,078,975
Subaru Corp. - ADR		21,529	185,149
Suzuki Motor Corp. - ADR		1,293	152,509
Tata Motors Ltd. - ADR (a)		30,262	862,467
Tesla, Inc. (a)		7,437	5,639,180
Textron, Inc.		24,142	1,576,231
Toyota Industries Corp. - ADR		11,638	750,884
Toyota Motor Corp. - ADR		47,735	7,941,671
Vitesco Technologies Group AG - ADR (a)		286	2,588
Westinghouse Air Brake Technologies Corp.		9,077	857,413
XL Fleet Corp. (a)(c)		150,876	182,560
			46,614,324
Truck Transportation - 0.27%
ArcBest Corp. (c)		4,621	349,486
Knight-Swift Transportation Holdings, Inc. (c)		11,133	541,509
Old Dominion Freight Lines, Inc. (c)		2,472	638,370
Saia, Inc. (a)(c)		1,012	199,961
Schneider National, Inc. - Class B (c)		18,739	452,359
Werner Enterprises, Inc. (c)		13,211	535,970
			2,717,655
Utilities - 2.78%
Alliant Energy Corp.		435	27,762
American Electric Power Co., Inc.		11,351	1,158,143
CenterPoint Energy, Inc.		22,620	724,971
Centrica PLC - ADR (a)		322,189	1,275,868
Cia Energetica de Minas Gerais - ADR (c)		19,560	65,525
CLP Holdings Ltd. - ADR		192,538	1,908,051
Consolidated Edison, Inc.		16,079	1,596,002
DTE Energy Co.		6,888	914,106
Duke Energy Corp.		10,459	1,176,847
Edison International		6,523	456,023
Électricité de France SA - ADR		206,689	357,572
Engie SA - ADR		78,136	1,051,710
Entergy Corp.		3,582	430,986
Evergy, Inc.		29,261	2,046,513
Exelon Corp.		31,004	1,523,847
First Solar, Inc. (a)		4,320	305,035
FirstEnergy Corp.		32,947	1,415,403
Hong Kong & China Gas Co. Ltd. - ADR (c)		521,923	584,554
MDU Resources Group, Inc. (c)		23,652	647,592
National Fuel Gas Co. (c)		8,558	629,270
National Grid PLC - ADR (c)		1,871	139,165
NiSource, Inc.		24,734	777,884
NRG Energy, Inc. (c)		11,240	517,490
OGE Energy Corp.		18,047	745,341
ONEOK, Inc.		3,992	262,873
Otter Tail Corp.		9,526	622,905
PG&E Corp. (a)		38,878	474,312
Portland General Electric Co.		10,087	496,785
Power Assets Holdings Ltd. - ADR		83,402	542,113
PPL Corp.		4,614	139,251
Red Electrica Corp. SA - ADR		68,013	701,214
Sempra Energy		274	44,898
South Jersey Indsustries, Inc.		9,338	325,429
SSE PLC - ADR		33,096	736,717
Terna - Rete Elettrica Nazionale - ADR		15,079	383,911
Tokyo Gas Co. Ltd. - ADR		65,772	639,962
UGI Corp. (c)		21,055	899,890
Vale SA - ADR (c)		54,491	983,563
Vistra Corp.		9,396	247,773
			27,977,256
Waste Management and Remediation Services - 0.37%
Republic Sevices, Inc.		15,261	2,042,532
Veolia Environnement SA - ADR		39,446	1,105,671
Waste Management, Inc.		3,787	600,277
			3,748,480
Water Transportation - 0.22%
Central Puerto SA - ADR (a)		13,146	51,795
Nippon Yusen KK - ADR		128,017	2,125,082
			2,176,877
Wood Product Manufacturing - 0.28%
Builders FirstSource, Inc. (a)		9,258	602,603
Greif, Inc. - Class A		6,611	393,155
Greif, Inc. - Class B		2,222	131,565
Louisiana-Pacific Corp. (c)		4,213	290,950
Owens Corning		5,867	560,768
Skyline Champion Corp. (a)		3,090	164,172
UFP Industries, Inc.		8,145	628,794
			2,772,007
TOTAL COMMON STOCKS (Cost $829,898,483)			969,591,317

PREFERRED STOCKS - 0.26%
Credit Intermediation and Related Activities - 0.10%
Bancolombia SA - ADR, 2.298% (d)		23,093	1,037,107
Food Manufacturing - 0.02%
Braskem SA - ADR, 18.271% (d)		8,714	164,695
Management of Companies and Enterprises - 0.04%
Porsche Automobil Holding SE - ADR, 3.426% (d)		44,857	365,136
Oil and Gas Extraction - 0.05%
Petroleo Brasileiro SA - ADR, 29.692% (d)		40,284	506,370
Surgutneftegas PJSC - ADR, 178.798% (d)(e)		47,748	0
			506,370
Primary Metal Manufacturing - 0.02%
Gerdau SA - ADR, 11.321% (d)		33,712	205,643
Utilities - 0.03%
Cia Energetica de Minas Gerais - ADR, 8.069% (d)		127,167	314,103
Cia Paranaense de Energia - ADR, 14.267% (c)(d)		3,718	28,294
			342,397
TOTAL PREFERRED STOCKS (Cost $2,649,121)			2,621,348

EXCHANGE-TRADED FUNDS - 0.17%
iShares MSCI EAFE ETF (c)		11,545	808,265
Vanguard Large-Cap ETF		1,412	266,331
Vanguard Small-Cap ETF		3,136	611,427
TOTAL EXCHANGE-TRADED FUNDS (Cost $1,577,960)			1,686,023

REAL ESTATE INVESTMENT TRUSTS - 2.33%
Heavy and Civil Engineering Construction - 0.06%
British Land Co. PLC - ADR		13,316	88,418
Cyrela Brazil Realty SA Empreendimentos e Participacoes - ADR		65,373	193,504
Paramount Group, Inc.		30,811	279,148
			561,070
Real Estate - 1.98%
Annaly Capital Mangement, Inc. (c)		80,357	531,160
AvalonBay Communities, Inc.		3,125	649,875
Boston Properties, Inc. (c)		5,579	620,273
Brixmor Property Group, Inc.		23,482	572,491
Broadstone Net Lease, Inc.		38,385	811,842
Chimera Investment Corp. (c)		50,445	494,361
CoreCivic, Inc. (a)		13,265	170,721
Cousins Properties, Inc. (c)		16,731	578,056
Empire State Realty Trust, Inc. - Class A (c)		34,178	273,424
EPR Properties (c)		7,120	364,829
Equity Residential		12,704	976,048
Franklin Street Properties Corp. (c)		45,626	206,230
Gaming and Leisure Properties, Inc.		10,921	511,321
GEO Group, Inc. (a)(c)		25,960	184,576
Highwoods Properties, Inc. (c)		9,495	373,059
Host Hotels & Resorts, Inc.		10,920	218,291
iStar, Inc. (c)		24,258	422,089
Kimco Realty Corp.		27,626	653,355
LXP Industrial Trust (c)		26,846	310,340
MFA Financial, Inc.		12,119	163,849
Mid-America Apartment Communities, Inc.		8,619	1,560,039
New Residential Investment Corp.		47,056	531,733
Office Properties Income Trust (c)		15,819	337,103
PotlatchDeltic Corp. (c)		9,223	483,839
Prologis, Inc.		2,140	272,807
Public Storage		507	167,634
Rayonier, Inc.		13,465	555,027
Redwood Trust, Inc.		22,583	230,347
Regency Centers Corp.		33,454	2,281,896
RPT Realty		19,252	234,297
Simon Property Group, Inc.		13,045	1,495,609
SITE Centers Corp.		23,250	365,490
SL Green Realty Corp. (c)		6,600	407,682
Tanger Factory Outlet Centers, Inc. (c)		5,731	100,350
Urstadt Biddle Properties, Inc. - Class A		13,741	241,842
Ventas, Inc.		506	28,710
VICI Properties, Inc.		584	18,016
Welltower, Inc.		5,204	463,624
WP Carey, Inc. (c)		12,661	1,065,297
			19,927,532
Telecommunications - 0.03%
Uniti Group, Inc.		27,937	316,806
Warehousing and Storage - 0.15%
Extra Space Storage, Inc.		2,388	425,542
Iron Mountain, Inc. (c)		20,074	1,081,988
			1,507,530
Wood Product Manufacturing - 0.11%
Weyerhaeuser Co.		27,707	1,094,981
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $22,905,721)			23,407,919

RIGHTS - 0.00%
Chemical Manufacturing - 0.00%
Cellect Biotechnology CVR (a)(e)		620,000	0
TOTAL RIGHTS (Cost $0)			0

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 14.86%
Money Market Fund - 14.86%
Mount Vernon Liquid Assets Portfolio, LLC, 0.920% (f)		149,269,650	149,269,650
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $149,269,650)			149,269,650

SHORT-TERM INVESTMENTS - 0.40%
First American Government Obligations Fund, Class X, 0.657% (f)		3,984,952	3,984,952
TOTAL SHORT-TERM INVESTMENTS (Cost $3,984,952)			3,984,952

Total Investments (Cost $1,010,285,887) - 114.54%			1,150,561,209
Liabilities in Excess of Other Assets - (14.54)%			(146,063,457)
TOTAL NET ASSETS - 100.00%			$1,004,497,752

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of May 31, 2022. Total value of securities out on loan is $144,077,062.
(d)	Perpetual preferred stock with no stated maturity.
(e)	Represents an illiquid security. The total market value of these securities were $792,131, representing 0.08% of net assets.
(f)	The rate shown represents the seven day yield at May 31, 2022.

Abbreviations
AB	Aktiebolag is a Swedish term for a stock company.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term for a stock company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtio is a Finnish term for publicly-traded companies.
PJSC	An abbreviation used by many countries to signify an open joint-stock company.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a publicly traded company.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
SE	Societas Europea is a term for a European Public Limited Liability Company.
SpA	Soicieta per Azioni is an Italian term for limited share company.

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at May 31, 2022

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of May 31, 2022.

	Level 1	Level 2	Level 3^	Total
Assets:
Equity
Common Stocks*	$964,306,243	$5,015,724	$269,350	$969,591,317
Preferred Stocks*	2,621,348	0	-	2,621,348
Exchange-Traded Funds	1,686,023	-	-	1,686,023
Real Estate Investment Trusts*	23,407,919	-	-	23,407,919
Rights	-	-	0	0
Total Equity	992,021,533	5,015,724	269,350	997,306,607
Money Market Funds	153,254,602	-	-	153,254,602
Total Investments in Securities	$1,145,276,135	$5,015,724	$269,350	$1,150,561,209

* For further breakdown by industry, please refer to the Schedule of Investments.

^ The Fund measures Level 3 activity as of the end of each financial reporting period.

As of May 31, 2022, the Fund held level 3 investments that were valued at the most recent trade price in an inactive market. The Level 3 investments in securities represented less than 1% of the Fund’s net assets and were not considered a significant portion of the Fund’s portfolio. As the Level 3 investments were not considered significant to the financial statements, a reconciliation of Level 3 investments for the period ended May 31, 2022 is not presented.